Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Liabilities Arising from Financial Activities

Changes in liabilities arising from financial activities for the periods ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair value change		Scope changes		Others
Borrowing	￦	8,120,791	￦	(1,163,917)	￦	—	￦	(221,495)	￦	—	￦	(2,206)	￦	(49,511)	￦	6,683,662
Financial lease liabilities		180,714		(71,735)		68,938		—		—		—		(1,039)		176,878
Derivative liabilities		16,901		—		—		130,674		(28,015)		—		(20,740)		98,820
Derivative assets		(227,318)		71,370		—		76,552		(2,687)		—		74,694		(7,389)
Total	￦	8,091,088	￦	(1,164,282)	￦	68,938	￦	(14,269)	￦	(30,702)	￦	(2,206)	￦	3,404	￦	6,951,971

(In millions of Korean won)	2018
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair value change		Scope changes		Others
Borrowing	￦	6,683,662	￦	(139,715)	￦	—	￦	70,095	￦	—	￦	15,000	￦	19,252	￦	6,648,294
Financial lease liabilities		176,878		(73,885)		61,187		—		—		—		(322)		163,858
Derivative liabilities		98,820		(14,587)		—		(37,344)		35,809		—		(17,631)		65,067
Derivative assets		(7,389)		11,126		—		(22,474)		(3,419)		—		(7,687)		(29,843)
Total	￦	6,951,971	￦	(217,061)	￦	61,187	￦	10,277	￦	32,390	￦	15,000	￦	(6,388)	￦	6,847,376